Document and Entity Information	Mar. 02, 2022
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2022
Document Effective Date	Mar. 02, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MEFAX
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MMELX
MassMutual Mid Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MEFNX
MassMutual Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	MGRFX
MassMutual Mid Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	MEFYX
MassMutual Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MEFZX
MassMutual Mid Cap Growth Fund | Class R4
Prospectus:
Trading Symbol	MEFFX
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMBUX